Related party transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Emera Inc.
A member of the Board of APUC is an executive at Emera. During 2015, the Energy Services Business sold electricity to Maine Public Service Company (“MPS”), and Bangor Hydro (“BH”) subsidiaries of Emera, amounting to U.S.$6,658 (2014 - U.S.$9,821). During 2015, Liberty Utilities purchased natural gas amounting to U.S. $2,292 (2014 - U.S.$3,961) from Emera for its gas utility customers. Both the sale of electricity to Emera and the purchase of natural gas from Emera followed a public tender process the results of which were approved by the regulator in the relevant jurisdiction.
There was U.S.$491 included in accruals in 2015 (2014 - U.S.$nil) related to these transactions at the end of the years.
Equity-method investments
The Company provides administrative services to its equity-method investees and is reimbursed for incurred costs. To that effect, the Company charged its equity-method investees $2,021 (2014 - $189) during the year.
Senior Executives
As at December 31, 2015, $nil (December 31, 2014 - $47) was due from Algonquin Power Systems Ltd., a corporation partially owned by Ian Robertson and Chris Jarratt (collectively “Senior Executives”).
Chartered Aircraft
As part of its normal business practice, APUC has utilized chartered aircraft when it is beneficial to do so and had previously entered into a block time agreement to charter aircraft in which Senior Executives have a partial ownership.
The Company terminated the agreement effective June 28, 2015 and paid a usage shortfall fee of $13. During the year ended December 31, 2015, APUC reimbursed direct costs in connection with the use of the aircraft prior to termination of the block time agreement of $507 (2014 - $721).
Office Facilities
Until the fourth quarter of 2014, APUC had leased its head office facilities from an entity partially owned by Senior Executives. During the fourth quarter of 2014, APUC terminated the related party lease and moved all head office employees into new premises owned by the Company. Base lease costs for the year ended December 31, 2015 were $nil (2014 - $356).
Other
A spouse of one of the Senior Executives was employed to provide market research services to certain subsidiaries of the Company. During the year ended December 31, 2015, APUC paid $22 (2014 - $192) in relation to these services. The spouse is no longer employed by the Company.
Effective December 31, 2013, APUC acquired the shares of Algonquin Power Corporation Inc. (“APC”) which was partially owned by Senior Executives. APC owns the partnership interest in the 18MW Long Sault Hydro Facility. A final post-closing adjustment related to the transaction is expected to be settled in 2016.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.